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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mohnish Pabrai

Address:  1220 Roosevelt
          Suite 200
          Irvine, CA  92620-3667

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nadim A. Kazi
Title:   Attorney-In-Fact for Mohnish Pabrai
Phone:   (312) 876-7990

Signature, Place, and Date of Signing:

      /s/ Nadim A. Kazi              Chicago, IL             August 15, 2011
      --------------------
          Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $274,246 (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
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
COLUMN 1                          COLUMN 2 COLUMN 3  COLUMN 4           COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
--------------                    -------- --------  --------  --------------------  ---------  -------  -------------------------
                                  TITLE OF           VALUE     SHRS OR    SH/  PUT/  INVESTMENT OTHER     VOTING   AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP     (x$1000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE     SHARED    NONE
--------------                    -------- --------  --------  ------     ---- -----  --------  --------  -----    ------    -----
Air Transport Services
Group, Inc.                       COM      00922R105  8,466    1,235,936  SH          Sole       None     1,235,936
Berkshire Hathaway                B        084670207    764        9,867  SH          Sole       None         9,867
Brookfield Infrastructure         LP INT
Partners, L.P.                    UNIT     G16252101 44,332    1,769,760  SH          Sole       None     1,769,760
Brookfield Properties Corporation COM      112900105 45,487    2,359,266  SH          Sole       None     2,359,266
Brookfield Residential            COM      11283W104  2,396      241,573  SH          Sole       None      241,573
Properties, Inc.
CapitalSource Inc.                COM      14055X102 18,145    2,813,141  SH          Sole       None     2,813,141
Cresud S A C I F Y A              SPON ADR 226406106 20,891    1,286,361  SH          Sole       None     1,286,361
Goldman Sachs Group Inc.          COM      38141GDG6 30,722      230,835  SH          Sole       None       230,835
Harvest Natural Resources         COM      41754V103    788       71,401  SH          Sole       None        71,401
Horsehead Hldg Corp.              COM      440694305 18,082    1,357,498  SH          Sole       None     1,357,498
Pinnacle Airlines Corp.           COM      723443107  9,016    1,985,902  SH          Sole       None     1,985,902
Posco                             SPON ADR 693483109  7,680       70,701  SH          Sole       None        70,701
Potash Corp.                      COM      73755L107 56,697      994,854  SH          Sole       None       994,854
Wells Fargo & Co.                 COM      949746101 10,506      374,415  SH          Sole       None       374,415
                                                                                   Warrant
WTS Wells Fargo & Co.             COM      949746119    274       29,434  SH          Sole       None        29,434